SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) (Parenthetical)			1 Months Ended				12 Months Ended
		Jun. 10, 2025 USD ($)	May 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 31, 2022 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Dec. 31, 2025 USD ($)	May 31, 2025 CNY (¥)	Feb. 25, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Aug. 31, 2022 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amounts							$ 729,540				¥ 4,950,000
Remaining loan							1,915,963
Proceeds from Issuance of Long-Term Debt							1,429,797		$ 415,841	$ 117,650
Accounts receivable gross													$ 2,600,000
Allowances for credit loss							58,416		43,521	$ 93,218							$ 97,526
Property plant and equipment gross			$ 3,000,000.0				494,041		467,937
Accumulated depreciation			900,000				236,500		174,914
Escrow deposit	[1]								400,000
Third Party I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loans							650,000	¥ 4,560,000
Proceeds from Issuance of Long-Term Debt							360,000	¥ 2,510,000
Accounts payable							290,000				2,050,000.00
Third Party J [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amounts							1,200,000				¥ 8,500,000
Third Party F [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivable gross		$ 2,600,000
Allowances for credit loss		500,000
Cash consideration		$ 1,000,000.0
Business combination consideration transferred							$ 865,000		$ 135,000
Third Party G [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total consideration			600,000
Property plant and equipment gross			3,000,000.0
Accumulated depreciation			900,000
Interest Free Loan Agreement [Member] | Third Party A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amounts						$ 51,584												¥ 350,000
Debt instrument, maturity date						Jul. 31, 2023
Interest Free Loan Agreement [Member] | Third Party E [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amounts			$ 279,189											¥ 2,000,000
Debt instrument, maturity date			May 15, 2026
Interest Free Loan Agreement [Member] | Third Party B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amounts					$ 169,489											¥ 1,150,000
Debt instrument, maturity date					Nov. 30, 2025
Interest Free Loan Agreement [Member] | Third Party C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amounts				$ 2,684,993
Proceeds from loans				500,000
Remaining loan				400,000								$ 100,000
Loan Agreement [Member] | Stablecoin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amounts				2,284,993
Loan Agreement [Member] | Third Party C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Fair Value Disclosure				$ 2,284,993
Loan Agreement [Member] | Third Party D [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, maturity date				Dec. 31, 2026
Debt Instrument, Interest Rate, Stated Percentage				4.50%
Escrow Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Escrow deposit															$ 400,000

[1]	On Feb 25, 2025, the Company entered into a certain escrow agreement with Nason, Yeager, Gerson, Harris & Fumero, P.A. who act as the escrow agent pursuant to which the Company agreed to deposit the aggregated amount of $400,000 upon closing of Initial public Offering. The escrow fund has been released on February 25, 2026.